Parent Only Information (Details) - Schedule of condensed balance sheets - Parent [Member] ¥ in Thousands, $ in Thousands		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents		¥ 181,262	$ 27,780	¥ 140
Amount due from inter-company		235,086	36,029	69,624
Other current assets		979	150	284
Non-current assets
Investment in subsidiaries		1,623,395	248,796	1,909,366
TOTAL ASSETS		2,040,722	312,755	1,979,414
LIABILITIES AND EQUITY
Total current liabilities	[1]	40,409	6,194	81,275
TOTAL LIABILITIES		40,409	6,194	81,275
EQUITY
Additional paid-in capital		4,230,656	648,376	3,645,669
Accumulated deficit		(2,235,140)	(342,550)	(1,746,648)
Accumulated other comprehensive loss		4,742	727	(926)
TOTAL EQUITY		2,000,313	306,561	1,898,139
TOTAL LIABILITIES AND EQUITY		2,040,722	312,755	1,979,414
Class A ordinary shares
EQUITY
Ordinary shares		49	7	44
Class B ordinary shares
EQUITY
Ordinary shares		¥ 6	$ 1

[1]	With respect to the current liabilities and non-current liabilities of the parent only information as of December 31, 2019, the Company disclosed the current liabilities was RMB 11,513 and non-current liabilities was RMB 69,762, respectively. The Company noted there was a classification misstatement between the current liabilities and non-current liabilities. The Group analyzed the misstatement of the disclosure on quantitative impact and qualitative impact, and concluded that the impact of above difference was not material in both quantitative view and qualitative view. Therefore, no restatement on the previously issued financial statement is necessary. However, the Company revised the comparable financial statement disclosure for the year ended December 31, 2019 in this registration statement for the comparable purpose. Current liabilities was revised from RMB 11,513 to RMB 81,275, while the non-current liabilities was revised from RMB 69,762 to nil as of December 31, 2019.